INITIAL PUBLIC OFFERING - Common stock reflected on the condensed balance sheets are reconciled (Details) - Iris - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Initial Public Offering
Remeasurement of Class A common stock subject to redemption value	$ 37,585	$ 86,389	$ 248,882	$ 420,786
Class A common stock subject to possible redemption
Initial Public Offering
Class A common stock subject to possible redemption	1,756,468	$ 4,049,650	4,049,650	15,127,621
Less: Shares redeemed	(702,359)		(2,542,064)	(10,358,754)
Remeasurement of Class A common stock subject to redemption value	37,585		248,882	(420,786)
Less: 2024 adjustment to share price for shares redeemed in December 2024	(1,826)			(298,431)
Class A common stock subject to possible redemption	$ 1,089,868		$ 1,756,468	$ 4,049,650